Fair Value Measures (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 2 Inputs [Member] | Carrying Amount [Member]
Financial Assets [Abstract]
Interest-bearing deposits	$ 13,587,889	$ 10,548,467	$ 11,650,849
Investment securities	140,075,209	109,721,114	92,105,492
Financial liabilities [Abstract]
Interest-bearing deposits	263,857,994	252,920,179	250,014,068
Level 2 Inputs [Member] | Fair Value [Member]
Financial Assets [Abstract]
Interest-bearing deposits	13,603,933	10,564,858	11,652,846
Investment securities	140,214,202	109,963,178	92,293,739
Financial liabilities [Abstract]
Interest-bearing deposits	263,972,110	253,150,103	250,225,814
Level 3 Inputs [Member] | Carrying Amount [Member]
Financial Assets [Abstract]
Loans, net	227,346,558	227,534,139	237,001,219
Level 3 Inputs [Member] | Fair Value [Member]
Financial Assets [Abstract]
Loans, net	227,337,397	227,579,218	236,918,959
Recurring [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	74,282,927	49,096,875	59,801,920
Recurring [Member] | U.S. Treasury [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	72,173,340	47,158,939	57,099,491
Recurring [Member] | State and municipal [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	403,437	292,405	366,094
Recurring [Member] | Equity [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	1,706,150	1,645,531	2,336,335
Recurring [Member] | Level 1 Inputs [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	72,574,972	47,557,931	57,459,323
Recurring [Member] | Level 1 Inputs [Member] | U.S. Treasury [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	72,173,340	47,158,939	57,099,491
Recurring [Member] | Level 1 Inputs [Member] | State and municipal [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	0	0	0
Recurring [Member] | Level 1 Inputs [Member] | Equity [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	401,632	398,992	359,832
Recurring [Member] | Level 2 Inputs [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	1,707,955	1,538,944	2,342,597
Recurring [Member] | Level 2 Inputs [Member] | U.S. Treasury [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	0	0	0
Recurring [Member] | Level 2 Inputs [Member] | State and municipal [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	403,437	292,405	366,094
Recurring [Member] | Level 2 Inputs [Member] | Equity [Member]
Securities measured at fair value on a recurring basis [Abstract]
Investment securities available for sale	1,304,518	1,246,539	1,976,503
Non-recurring [Member]
Fair Value Assets and Liabilities Measured on Nonrecurring Basis [Abstract]
Impaired Loans	11,301,555	13,508,334	12,924,345
Other real estate owned	1,440,900	1,715,138	779,500
Total assets measured on a non-recurring basis	12,742,455	15,223,472	13,703,845
Non-recurring [Member] | Level 1 Inputs [Member]
Fair Value Assets and Liabilities Measured on Nonrecurring Basis [Abstract]
Impaired Loans	0	0	0
Other real estate owned	0	0	0
Total assets measured on a non-recurring basis	0	0	0
Non-recurring [Member] | Level 2 Inputs [Member]
Fair Value Assets and Liabilities Measured on Nonrecurring Basis [Abstract]
Impaired Loans	11,301,555	13,508,334	12,924,345
Other real estate owned	1,440,900	1,715,138	779,500
Total assets measured on a non-recurring basis	$ 12,742,455	$ 15,223,472	$ 13,703,845